Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

February 10, 2005

S. Richard Lee
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Pricester.com, Inc.
      Amendment 4 to Registration Statement on
      Form SB-2
      File No. 333-118993

Dear Mr. Lee:

Pursuant to the S.E.C. letter dated January 21, 2005, please note the following:

General
1.   The merger between Pricester Florida and Pricester Nevada occurred
on February 9, 2005.   The 21,262,250 common shares have been issued to
Pricester Florida shareholders under an exemption from registration pursuant to Rule 506 of Regulation D.

2. The following disclosure has been added to under "Business" in the registration statement. The number of common shares held by Pricester Nevada before the merger was 1,044,620. All of those shares are being registered in the registration statement on behalf of selling shareholders.

3. No longer applicable, the merger has been completed and the disclosure revised accordingly.

4.   The merger has been completed.

5.   The number of shareholders of the Florida company prior to the
merger was 77.   Pricester Nevada relied on an exemption from
registration under Rule 506 of Regulation D for the issuance of shares to the stockholders of the Florida company.

6. The determination of the number of shares to issue to acquire the Florida company was based on how many common shares were issued in the Florida company for a one to one exchange basis.

7.   The August 18th, 2004 press release contained a typo and
incorrectly forecasts the projections for year ending 2004 instead of for 2005. Our PR agency made a mistake. See attached letter from Bay
Proby.   A corrected press release was issued.   As a result, no
additional disclosure has been made

The press release dated July 16, 2004 referenced that the four free e-books are valued at $100. The normal selling price of the Pricester Complete package was set at $799, we have discounted the price to $199 for the Pricester Complete package which includes the four free e-
books.   The disclosure has been revised as follows.

     - Pricester Compete provides 4 free e-books as an added bonus. The e-books include:

Wholesale Sources: This e-book is a guide to over ONE MILLION top quality brand-name products at up to 90% off retail. Get low wholesale prices directly from Wholesalers, Distributors, Vendors, and Liquidators. This guide is perfect for entrepreneurs that do business on the Internet, mail order, flea markets, or simply want to buy products for themselves at wholesale prices.

Auto Responder Magic: This e-book is a guide which shows entrepreneurs how to put their online business on autopilot by teaching them how to use auto responder email system to communicate with their customers. There are samples of how you can use multiple levels of responses allowing effective marketing strategies to be in place for an online business.

Million Dollar emails: This e-book is a collection of effective money making emails and a guide which shows entrepreneurs how to write effective email messages and launch successful email marketing campaigns.

Classified Ad Secrets: This e-book provides a listing collection of several reports that will show you the secrets to writing and making money with "order-pulling" classified ads including: The Art of Writing Classified Ads, 100 words that have sales appeal and 1,000 order-pulling words and phrases.

The press release dated June 11, 2004 references Pricester's partnership with World Choice Travel and Travelocity company which provides their booking engine in 12 languages and 160 currencies not
Pricester.    No additional disclosure has been made.

Prospectus Cover Page
8.   The date has been updated.

9. The cross-reference to the risk factors appears in bold to make it more prominent.

Prospectus Summary
10. It has been disclosed that no business combination in the next twelve months is contemplated.

11.   Summary financial information has been included.

Risk Factors
12. The risk factor section has been expanded to include third and seventh bullets of prior comment 12. See risk factors 11 and 15.

13.   The risk factors have been expanded.

14. The Business section has been expanded as requested. Unclear however, what insurance could be obtained for the risks on page 8 which included prior risk factors 12-15. The prior amendment had already
disclosed the date the provisional patent had been filed.   The
competition section has been expanded and a section that discusses government regulation has been added.

15. The risk factor section has been expanded to discuss all material risks related to the business.

16. The revenue of Yahoo, Amazon and Ebay has been disclosed and compared.

Business
17. The statement "the 21,262,250 common shares are being registered in this registration statement" had been deleted.

18.   No response required.

19.   The U.S. Census Bureau report has been sent with the relevant
parts highlighted.   The phrase "often at considerable cost" has been
deleted.

20. The response to prior comment 31 has been included in the disclosure.

Pricester Tools Payment System
21. The fees or range of fees that PayPal charges for their payment system services have been disclosed as follows:

Their fees as of 2-1-05 are as follows:

                       Personal Account  Premier/Business Account
Open an Account              Free                 Free
Send Money                   Free                 Free
Withdraw Funds            Free for US         Free for U.S.
                         bank accounts        bank accounts
                     Fees for other banks  Fees for other banks
Add Funds                    Free                 Free
Receive Funds                Free          1.9% + $0.30 USD to
                                           2.9% + $0.30 USD
Multiple Currency
   Transactions    Exchange rate includes   Exchange rate includes
                      a 2.5% fee*                a 2.5% fee*

*These fees apply to U.S. users only.


Cost of Operation
22.   The following breakdown has been added.

The breakdown of the $34,742 is as follows:

Payroll & Taxes         $21,676
Rent                      2,826
Electric                    300
Telecommunications          600
Ongoing development
   With Xcent             4,000
Network maintenance       1,000
Internet marketing        2,000
Travel & Entertainment      500
Accounting services       1,000
Advertising                 500
Office supplies             250
Postage                     100
                         ------
                        $34,742

Revenue Streams
23. To date, Pricester has focused on bringing vendors (members) to populate the site in order that consumers can visit a populated
community.   Once the site has been populated to sufficient degree,
Pricester intends to promote the site to the consumers.    To date, no
marketing funds has been expensed to bring consumers to the site.   We
estimate this will start in the second half of the 2005.

24.   The disclosure on prior page 20 has been moved to the same
section as the table on prior page 16.   The amount of revenue from the
products and services cannot be quantified any further than the % since each transaction fee will related directly to the cost of the item sold, bartered, etc.

Management's Discussion and Analysis of Financial Condition and Results of Operations
25. The MD&A section has been revised to provide an analysis from management's point of view.

26. The offering of Pricester Florida has been described in more detail in a summarized fashion in this section, however, as required, the offering had been previously fully disclosed under Part II, Item 26.

27. The loan between Pricester Nevada and Pricester Florida has been discussed.

In anticipation of the merger, during the nine months ended September 30, 2004, Pricester Florida received a loan from Pricester Nevada in the amount of $111,550.
The loan was not interest bearing and had no specific payback terms due to then pending merger.

28. The reasons for the increase and how such costs will change in the future have been discussed on page 33 and 34.

29. A more detailed discussion of the specific plan of operations for the next twelve months has been disclosed.

Plan of Operations
We have sufficient cash on hand to meet funding
requirements for the next four months.   Additionally, we
intend to fund operations with revenues received from the sale of the Pricester Complete package.

We have already begun to receive revenue.   We currently
have signed by 12,009 user members.   Of these, 3,735
user members have opened stores.  Approximately 30% of
members are opening stores through Pricester.com.   We
currently have fourteen salespersons and/or
national/distributors under our existing salesperson
program.   Within the next twelve months, we expect to
employ, on a commission basis, 100 salespersons
throughout the United States who will sell the Pricester
Complete package at $199 per package.   Pricester.com
plans to contract 100 sales people over the next 12
months. These sales people will be paid on a commission
basis only. Pricester.com will also secure PI (Per
Inquiry) deals with TV, Radio, Newspapers and Magazines
on a commission only basis.    These deals do not require
commission payments unless they generate sales

If current cash on hand and revenues from the sale of the
Pricester Complete is not sufficient to fund our
operations, we may have to pursue equity or debt
financing within the next twelve months.   No specific
terms of possible equity or debt financing have been determined or pursued.

From the managements point of view we have successfully completed the first phase of our strategic marketing plan. Specifically to have a minimum of 3,000 websites and 10,000 members by year end 2004. It is important to note that we exceeding the initial goal by approximately
30%. We expect to accelerate the amount of members and websites in 2005 based on several factors.

Phase one - We are producing a 30 minute infomercial that will be previewed in major markets throughout the United
States by the end of the first quarter 2005. It is important to note that the infomercial has been budgeted and paid for and the company has made arrangements with a media company to air this commercial on a PI (Per
Inquiry) basis. Simply stated the company does not have to advance any monies. The company pays on a successfully completed sale. Therefore the company has absolutely no financial risk and will receive revenues. Furthermore the airing of this infomercial along with a 2 minute shorter version will start to bring an awareness of Pricester.com to the general public. This will pave the way for us to enter into phase two of our marketing plan.

Phase two starts when we have sufficient amount of websites that will enable us to promote and attract consumers to use the Pricester.com service. We expect to have 30,000 members and 10,000 websites by year end 2005.

We expect our monthly expenses to increase from $34,752
to $69,052 in the next twelve months as operations
increase.   As revenues allow, we expect to
   - employ two additional programmers - $5,000 per month,
   - employ five additional designers - $10,000 per month,
   - pay sales commissions of approximately $18,000 per month (300 units at $60.00),
   - make equipment improvements and upgrades - $1,000 per month, and
   - pay additional miscellaneous expenses - $300 per month

Management is of the opinion that the following milestones will need to be met in order to successfully complete our business plan.

Milestone 1: March 2005, Pricester.com starts national TV
& Radio PI deals and national sales force is in place and generating revenues. We expect with the additional brand awareness from the infomercial and radio ads plus
Internet marketing more general traffic will reach the site and sales will be generated increasing transaction fees to $1,060.00.

Milestone 2: November 2005, Pricester.com reaches 29,000 members and 10,100 stores / websites. Sales persons now reach 180 sales per month and our PI deals reach 90 sales per month. Transaction fees increase to $2,020.00 a month. The most important note is that we begin to turn a profit starting this month. We project revenues exceed expenses.

Milestone 3: January 2005, We expect to exceed our projections of 40,000 members and 11,400 stores / websites. At which time we will be generating revenue of $72,813,84 with expenses at $69,052.18

These milestones are based on a very conservative projections and management feels we should exceed these all these projections on a monthly basis. Management is continuously reviewing and upgrading our projected avenues of revenues.

30.   The basis of the statement that monthly expenses will increase
.. . . has been detailed as follows:

We expect our monthly expenses to increase from $34,752
to $69,052 in the next twelve months as operations
increase.   As revenues allow, we expect to
   - employ two additional programmers - $5,000 per month,
   - employ five additional designers - $10,000 per month,
   - pay sales commissions of approximately $18,000 per month (300 units at $60.00),
   - make equipment improvements and upgrades - $1,000 per month, and
   - pay additional miscellaneous expenses - $300 per month

Capital and Source of Liquidity
31.   The prior comment 52 was responded to on page 32.

Financial Activities
32.  The disclosure has been revised for accuracy.

Management
33.  The disclosure has been updated.

Executive Compensation
34. The disclosure has been revised to include the updated 2004 data. Additionally, disclosure has been added as follows:

   In the future, we intend to enter into employment agreements with our officers, however, no terms have been determined.

Security Ownership of Certain Beneficial Owners and Management
35.   The disclosure has been reconciled.

36. All of the shares beneficially owned by the officers and directors have been included in the table.

Certain Relationships and Related Transactions
37. The related transaction regarding the $111,550 advance has been disclosed.

38. The fact that management is of the opinion that the transactions disclosed are as fair to Pricester Nevada as could have been made with unrelated parties has been disclosed.

Determination of Offering Price
39.   The disclosure has been revised for clarity to read:

The offering price of the common shares were arbitrarily determined by Pricester Nevada without any consideration of the actual value of our company or what the market might pay for our stock.

Plan of Distribution and Selling Stockholders
40.   The disclosure has been corrected for accuracy.

41.   The table disclosure has been revised for accuracy.

Changes in and Disagreements with Accountants
42. The disclosure has been changed to reference the correct sections of Item 304 of Regulation S-B.

Financial Statements
General
43.   The financial statements will be updated as applicable.

44. Business Advantage #22, Inc.'s condensed financial statements as of and for the nine months ended September 30, 2004 have been included in this amendment.

45. The disclosure has been revised to accurately reflect the correct opinion date.

46. The disclosure has been revised to accurately reflect the correct opinion date.

Business Advantage No. 22, Inc. - Financial Statements and Notes to Financial Statements as of and for the year ended December 31, 2003 and 2002
Notes to Financial Statements
Note 4. Income Taxes
47, 48, 49 and 50- The footnote has been revised as follows

NOTE 4.  INCOME TAXES

The provisions for income taxes for the years ended December 31, 2003 and 2002 consisted of the following:
                                             December 31,
                                           2003         2002
                                        ----------   ----------
Provision(benefit) for income taxes    $  (    170)  $  (  170)
  at statutory rate
Valuation Allowance                            170         170
                                       ----------   ----------
  Net Income Tax Provision             $        -   $        -
                                       ==========   ==========

The reported provision for income taxes differs from the amount computed by applying the statutory U.S. federal income tax rate of 34% to the loss before income taxes as follows:
                                             December 31,
                                           2003         2002
                                       ----------   ----------
Provision for income taxes                  34%          34%
  at statutory rate
Valuation Allowance                        (34)         (34)
   Effective income tax rate                 0%           0%
                                          ====         ====

The tax effects of temporary differences and carryforwards that give rise to the Company's deferred income tax assets and liabilities consist of the following:

                                              December 31,
                                            2003         2002
                                       ----------   ----------
Deferred Tax Asset:
Net operating loss carryforwards       $    5,250  $     4,750
Valuation Allowance                      (  5,250) (     4,750)
                                       ----------   ----------
  Net Deferred Tax Asset               $        -   $        -
                                       ==========   ==========

Due to net operating losses and the uncertainty of realization, no tax benefit has been recognized for operating losses. The Company's ability to utilize its net operating loss carryforwards is uncertain and thus a valuation reserve has been provided against the Company's net deferred tax assets.

At December 31, 2003 the Company has unused net operating losses of approximately $ 5,250 (which begins expiring in 2015) that may be applied against future taxable income.

Pricester.com, Inc. - Condensed Financial Statements and Notes to
Financial Statements as of and for the nine month period ended
September 30, 2004
Notes to Condensed Financial Statements
Note 3.  Going Concern
51.

Note 4.  Due to Related Party
52.  The options were issued by an individual, not the company.   The
transactions was exclusively outside the real of the Company.   As a
result, these transactions have not been valued.

53 -The footnote has been revised as follows:

4. Due to Related Party

The Company has agreed to act as agent for a related party in the sale of part of his holdings in a non-reporting public entity which is in the process of acquiring Pricester. In this regard the Company has received proceeds from subscribed but unissued shares of $25,500 as of
June 30, 2004. These funds may be used by the individual to acquire additional shares of Pricester stock subsequent to the merger at the then fair market price.

This related party through another company controlled by him ("Taking a Company Public"), is to be paid $80,000 in consulting fees for administrative, legal and financial aspects of going public. The company has paid $20,000 of this amount in April 2004 and $10,000 in July 2004.

Note 5. Equity Transactions
54.   The footnote has been revised to include the following paragraphs

The company used the $.10 per share measurement valuation for services from September 2002 until September 2003. This value was reflective of the value of the shares sold in an independent transaction during this time

The company used the $.40 per share measurement valuation for services from October 2003 until December 2003. This value was reflective of the value of the shares sold in an independent transaction during this time

Pricester.com, Inc. - Financial Statements and Notes to Financial Statements as of and for the year ended December 31, 2003 and 2002 Notes to Financial Statements
Note 1.  Summary of Significant Accounting Policies
Revenue Recognition
55 - a. Revenue is recognized when the three criteria are met: delivery has occurred, price determinable and collection reasonably assured. Delivery is determined when the web site is transferred to the customer. Then company has 48 hours from the date the credit card is charges to provide a website.

The company has established functioning websites and all that has to be done is to E mail to the customer the electronic ID, the password, the domain name and instructions. Acceptance is assumed after 10 days if the customer does not communicate with the company. If the base website has to be changed, there are no additional charges to the customer, it any additional website enhancements are requested, the customer is billed for the additional work.

The base price is pre determined at $199 per web site and the collection is reasonably assured as the customer has provided a credit card to charge.

The company will set up as deferred revenue, all revenues from credit cards charges for new web sites for the last 2 days in a month.
Additionally, deferred revenue will be established for those sites not accepted by customers within the 10 days acceptance period.

b. There is a presumed customer acceptance, if the customer does not communicate to the company within 10 days, as the website provided by the company is functioning and meets all the specifications promised in the arrangement.

c. Control is transferred to the customer by E mailing to the customer the electronic ID, the password, the domain name and instructions for working the website.

d. The ongoing direct cost to the company with the website is minimal. It costs the Company 1.8 cents a month to keep a website on the internet. Any additional enhancements and maintenances to websites are billed to customers as new services. The Company has previously paid for items (personal websites, Pricester chat etc,) that are given to customers free. There are no additional costs of a material nature to the company for use of these items.

e. EITF 00-21 addresses multiple revenue generating activities. The recognition policy of the company segregates the web site revenue recognition as distinct from the transaction/facilitation fee income. First the web site is sold to the customer and then Company obtains ongoing fee income on transactions.

f. The Company revenue recognition policy of recording net fee income conforms to EITF 99-19 as regards to an agent whose compensation is on a fee basis, The fee is a transaction/facilitation charge.

56. a   The revenue recognition note has been revised to read as
follows:

"Transaction fee income comprises fees charged for use of the Pricester network to complete a successful sale, barter or auction transaction. The transaction fee income is recognized as earned when funds transfers (via credit card or other forms of payments) between the buyer and seller has been authorized."

The fee charged is a scale between 1%-4% of the value of the transaction, based on the total amount of the transaction on an action site. The web site fee is 4%.

The dollar amount of each transaction fee income is not material.   The
Company anticipates that the large volume of transaction will produce significant income.

b. Upon authorization of the credit card charges (i.e. -the website customer gives a credit card number to the website for payment), the seller ships the sold merchandise to the website customer. Actual delivery of the item to the website customer is a function of the method of shipping. The Company is not in control of delivery of the item. The company facilitates the payment process of the sale, not the item sales and delivery. It would not be feasible to delay recognition of processing fee income until delivery, since no reporting of shipping or delivery is made to the Company. Additionally, each transaction fee income is not material, but the anticipated high volume of transactions will yield significant revenues.

c.  See response to 55 a

57.   Pricester pays a commission equal to 10% of the fees collected to
any affiliate who refers another member.   This transaction takes place
as follows:

     Member A refers member B using in house affiliate program
     Member B incurs fess for Pricester.com services
     Member B makes payment to their account and at that moment 10% of the fee collected by Pricester is credited to Member A's account on
Pricester.com.   Once the member has $25 or more credit in their
account, they can request a payment from Pricester via check by mail.

Once paid, the commission is recorded as an expense on the books of Pricester.

58.    See response to comment 55(d)

Note 5. Income Taxes
59, 60 and 61- The footnote has been revised as follows

NOTE 5.  INCOME TAXES
The provisions for income taxes for the years ended December 31, 2003 and 2002 consisted of the following:

                                            December 31,
                                          2003         2002
                                      ----------   ----------
Provision(benefit) for income taxes  $  (121,368) $ (  3,422)
  at statutory federal rate,
State tax, net of federal income tax    ( 14,685)   (    402)
Valuation Allowance                      136,053       3,824
                                      ----------   ---------
  Net Income Tax Provision            $        -   $       -
                                      ==========    ========

The reported provision for income taxes differs from the amount computed by applying the statutory U.S. federal income tax rate of 34% to the loss before income taxes as follows:
                                               December 31,
                                            2003         2002
                                          ---------   --------
Federal income taxes at statutory rate       34%          34%
  at statutory rate
State tax rate, net of federal income tax      4            4
Valuation Allowance                          (38)         (38)
                                            ----          ---
   Effective income tax rate                   0%           0%
                                            ====        ====

Due to net operating losses and the uncertainty of realization, no tax benefit has been recognized for operating losses. The Company's ability to utilize its net operating loss carryforwards is uncertain and thus a valuation reserve has been provided against the Company's net deferred tax assets.

At December 31, 2003 the Company has unused net operating losses of approximately $ 367,128 (which begin expiring in 2023) that may be applied against future taxable income.

Note 9. Subsequent Events
62. The disclosure in the filing has been revised to accurately describe the merger as a reverse acquisition, not a recapitalization.

Pricester.com, Inc. - Pro Forma Financial Statements
General
63. The revised Pro-forma September Balance sheet is attached as response to question 63.

Pro-Forma Consolidated Balance Sheet
64. The Pro forma balance sheet has been restated in response to question 63.

Pro-forma Consolidated Statement of Operations for the year ended December 31, 2003
65. The average shares outstanding presented is reflective of the combined pro forma operations. There were no benefits to be obtained by additional capital for the shares issued, only a pro forma consolidation reflecting a higher level of shares issued for the merger.

Part II
Recent Sales of Unregistered Securities
66.   The nature and amount of services provided have been described.

Item 27. Exhibits
67. The footnote to Exhibit 16 has been revised to accurately reflect the status of the exhibit.

Exhibit 5, Legality Opinion
68.   The number of shares covered by the opinion has been corrected.

69.   The opinion has been provided under Nevada law.

70. The sentence stating "This opinion does not address or relate to any specific states securities laws." has been deleted.

Exhibit 16. Letter from DiRocco & Company re: change in accountant.
71. An updated Exhibit 16 that accurately reflects the appropriate filing date of the amendment has been filed with this amendment.

Exhibit 23.2 Consent of Independent Auditors
72. The filing has been revised to include currently dated consents that clearly describe the registration statement (including the correct date it was filed).

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require any further information or documentation regarding the above.


Very truly yours,

Jody M. Walker, Attorney At Law